Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 70,000		$ 38,113,000	$ (1,574,000)	$ 3,315,000	$ 39,924,000
Balance, shares at Dec. 31, 2021	70,496,041
Net loss				(7,051,000)	(204,000)	(7,255,000)
Ending balance, value at Dec. 31, 2022	$ 70,000		38,113,000	(8,625,000)	3,111,000	32,669,000
Balance, shares at Dec. 31, 2022	70,496,041
Net loss				(4,336,000)	(71,000)	(4,407,000)
Conversion of common stock to preferred stock	$ (60,000)	$ 60,000
Conversion of common stock to preferred stock, shares	(60,496,041)	60,496,041
Ending balance, value at Dec. 31, 2023	$ 10,000	$ 60,000	$ 38,113,000	$ (12,961,000)	$ 3,040,000	$ 28,262,000
Balance, shares at Dec. 31, 2023	10,000,041	60,496,041